SCHEDULE OF INCOME TAX PROVISION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current tax	$ 393,240	$ 27,435	$ 213,989	$ 754,979
Deferred tax		(3,569)	(27,838)
Income tax expense	$ 393,240	$ 23,866	$ 186,151	$ 754,979